ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

May 1, 2020	George Baxter T +1 617 951 7748 George.Baxter@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Dear Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 213 to the Trust’s Registration Statement under the Securities Act and Amendment No. 260 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 213/260”), including (i) a GMO Trust Prospectus and Statement of Additional Information (each relating to twenty-nine series of the Trust); (ii) a Supplement Regarding Multiple Classes; and (iii) other information, the signature page; and exhibits. The other series of the Trust may be offered through separate prospectuses or private placement memoranda and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.

This Amendment No. 213/260 is being filed in connection with the Trust’s annual update of its Registration Statement. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 213/260 become effective on June 30, 2020.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7748.

Very truly yours,

/s/ George Baxter

George Baxter

Enclosures

cc:	Jonathan Feigelson, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Thomas R. Hiller, Esq.
Sarah S. Clinton, Esq.